Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
July 31, 2026
LC1-NPRT1-0926
1.9871046.110
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	52,301	1,924,677
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	601,651	47,722,957
TOTAL AUSTRALIA		49,647,634
BRAZIL - 0.3%
Financials - 0.3%
Banks - 0.3%
NU Holdings Ltd/Cayman Islands Class A (b)	4,565,664	65,425,965
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	258,526	19,136,095
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	465,673	22,538,573
Materials - 0.0%
Metals & Mining - 0.0%
Almonty Industries Inc (United States) (b)	271,395	3,001,628
TOTAL CANADA		44,676,296
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	61,931	15,105,590
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	37,055	1,315,823
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	1,740	37,915
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	163,244	6,774,626
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	20,314	3,072,899
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,640,471	26,821,701
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	27,823	5,083,540
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	6,460	1,131,857
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	297,639	10,786,437
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	47,151	20,530,017
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	205,342	14,714,808
UNITED STATES - 99.2%
Communication Services - 16.7%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc Class A (b)(c)	316,261	18,653,074
Globalstar Inc (b)	67,813	5,654,248
Iridium Communications Inc	37,729	1,786,090
Space Exploration Technologies Corp Class A (c)	629,823	68,253,919
		94,347,331
Entertainment - 1.6%
Electronic Arts Inc	45,249	9,495,955
Live Nation Entertainment Inc (b)	210,503	36,654,887
Madison Square Garden Sports Corp Class A (b)	11,357	4,471,024
Netflix Inc (b)	5,524,541	396,164,836
ROBLOX Corp Class A (b)	836,208	29,769,005
Roku Inc Class A (b)	162,132	23,510,761
Spotify Technology SA (b)	207,976	103,975,521
Take-Two Interactive Software Inc (b)	241,144	58,578,700
TKO Group Holdings Inc Class A	31,305	5,691,562
		668,312,251
Interactive Media & Services - 14.9%
Alphabet Inc Class A	7,672,359	2,732,357,211
Alphabet Inc Class C	6,260,671	2,232,868,312
Meta Platforms Inc Class A	2,367,997	1,318,287,610
Reddit Inc Class A (b)	175,662	24,710,374
		6,308,223,507
Media - 0.0%
EchoStar Corp Class A (b)	156,173	13,132,588
NIQ Global Intelligence Plc (b)(c)	9,411	105,121
Trade Desk Inc (The) Class A (b)	160,383	2,893,309
		16,131,018
TOTAL COMMUNICATION SERVICES		7,087,014,107
Consumer Discretionary - 7.6%
Automobiles - 2.9%
Rivian Automotive Inc Class A (b)	164,650	2,505,973
Tesla Inc (b)	3,846,500	1,197,069,265
		1,199,575,238
Broadline Retail - 0.7%
Amazon.com Inc (b)	1,067,675	289,959,177
eBay Inc	127,786	14,568,882
Etsy Inc (b)	61,133	4,993,343
		309,521,402
Diversified Consumer Services - 0.0%
Grand Canyon Education Inc (b)	8,461	1,229,722
H&R Block Inc	24,177	1,064,513
		2,294,235
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (b)	544,487	82,500,670
Booking Holdings Inc	1,019,355	196,633,580
Cava Group Inc (b)(c)	132,179	8,622,036
Chipotle Mexican Grill Inc (b)	1,681,209	62,574,599
Choice Hotels International Inc	36,663	4,087,558
Churchill Downs Inc	13,443	1,133,245
Darden Restaurants Inc	150,711	30,681,745
Domino's Pizza Inc	2,044	710,166
DoorDash Inc Class A (b)	493,461	96,797,310
DraftKings Inc Class A (b)	627,722	14,738,913
Dutch Bros Inc Class A (b)	154,473	10,168,958
Expedia Group Inc Class A	150,236	44,280,559
Hilton Worldwide Holdings Inc	293,839	94,172,461
Hyatt Hotels Corp Class A (c)	49,019	8,532,247
Las Vegas Sands Corp	363,195	17,756,604
Marriott International Inc/MD Class A1	214,581	80,002,234
Planet Fitness Inc Class A (b)	104,022	5,815,870
Royal Caribbean Cruises Ltd	187,683	59,739,499
Starbucks Corp	825,537	86,887,769
Texas Roadhouse Inc	27,615	5,673,226
Travel + Leisure Co	22,725	1,727,555
Vail Resorts Inc (c)	37,485	5,599,509
Viking Holdings Ltd (b)	233,170	24,331,290
Wingstop Inc	35,668	4,618,649
Wyndham Hotels & Resorts Inc	87,536	6,552,945
Wynn Resorts Ltd	84,866	8,428,042
Yum! Brands Inc	108,718	16,664,295
		979,431,534
Household Durables - 0.0%
NVR Inc (b)	1,387	8,525,958
SharkNinja Inc (b)(c)	16,327	2,641,219
Somnigroup International Inc	44,385	2,899,672
		14,066,849
Leisure Products - 0.0%
Hasbro Inc	46,258	4,345,477
Specialty Retail - 1.6%
AutoZone Inc (b)	2,940	8,867,775
Burlington Stores Inc (b)	82,469	30,388,177
Carvana Co Class A (b)	912,752	56,919,215
Chewy Inc Class A (b)	307,256	6,943,986
Five Below Inc (b)	28,536	6,196,022
Home Depot Inc/The	972,168	322,720,889
Murphy USA Inc	22,014	13,379,229
Ross Stores Inc	362,640	91,048,025
TJX Cos Inc/The	664,991	104,629,684
Ulta Beauty Inc (b)	12,556	6,439,093
Valvoline Inc (b)	150,214	5,769,720
Williams-Sonoma Inc	19,877	4,545,074
		657,846,889
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	14,631	1,417,451
Ralph Lauren Corp Class A	31,280	11,897,035
Tapestry Inc	266,343	40,582,683
		53,897,169
TOTAL CONSUMER DISCRETIONARY		3,220,978,793
Consumer Staples - 1.3%
Beverages - 0.3%
Celsius Holdings Inc (b)(c)	224,312	6,552,154
Coca-Cola Co/The	587,587	51,466,745
Coca-Cola Consolidated Inc	8,816	1,656,526
Monster Beverage Corp (b)	421,241	40,599,208
PepsiCo Inc	212,512	29,658,175
		129,932,808
Consumer Staples Distribution & Retail - 0.9%
Casey's General Stores Inc	42,923	37,385,933
Costco Wholesale Corp	255,573	243,277,383
Maplebear Inc (b)	94,011	4,192,890
Sysco Corp	299,198	25,503,638
Walmart Inc	496,286	55,187,003
		365,546,847
Food Products - 0.0%
Hershey Co/The	20,036	3,507,301
Household Products - 0.1%
Colgate-Palmolive Co	451,268	41,200,769
Kimberly-Clark Corp	139,769	15,278,149
		56,478,918
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	58,145	4,878,366
TOTAL CONSUMER STAPLES		560,344,240
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	18,548	4,888,696
Marathon Petroleum Corp	197,617	62,539,852
Matador Resources Co	13,551	676,059
Permian Resources Holdings Inc/DE Class A	127,358	2,713,999
Phillips 66	32,329	6,843,403
Targa Resources Corp	279,499	75,568,145
Texas Pacific Land Corp	77,495	31,197,937
Valero Energy Corp	46,834	14,654,359
TOTAL ENERGY		199,082,450
Financials - 4.7%
Banks - 0.2%
Bank of America Corp	593,292	36,754,439
Citigroup Inc	347,762	46,061,077
Pinnacle Financial Partners Inc	11,631	1,223,930
Western Alliance Bancorp	25,444	2,047,988
		86,087,434
Capital Markets - 0.8%
Ameriprise Financial Inc	10,067	5,494,971
Ares Management Corp Class A	259,123	33,191,065
Bank of New York Mellon Corp/The	56,191	8,784,339
Blackstone Inc	774,984	99,004,207
Charles Schwab Corp/The	161,362	16,981,737
Interactive Brokers Group Inc Class A	228,193	20,078,702
KKR & Co Inc Class A	197,436	20,025,933
Lazard Inc	20,716	877,944
LPL Financial Holdings Inc	37,537	13,276,837
Moody's Corp	91,456	43,750,721
Morningstar Inc	1,708	328,910
MSCI Inc	4,827	2,762,202
Northern Trust Corp	12,426	2,263,893
Robinhood Markets Inc Class A (b)	837,655	72,507,417
Tradeweb Markets Inc Class A	10,992	1,104,696
		340,433,574
Consumer Finance - 0.2%
Ally Financial Inc	36,947	1,600,914
American Express Co	203,545	68,442,006
Credit Acceptance Corp (b)	436	248,044
Figure Technology Solutions Inc Class A	86,169	2,146,470
SoFi Technologies Inc Class A (b)(c)	196,718	3,208,471
		75,645,905
Financial Services - 3.5%
Affirm Holdings Inc Class A (b)	368,768	26,370,600
Chime Financial Inc Class A (b)	17,422	400,532
Corpay Inc (b)	31,066	11,870,629
Equitable Holdings Inc	197,673	9,419,118
Mastercard Inc Class A	1,063,646	609,575,523
Shift4 Payments Inc Class A (b)(c)	27,970	1,482,410
Toast Inc Class A (b)	627,467	20,248,360
UWM Holdings Corp Class A (c)	35,693	64,961
Visa Inc Class A	2,174,170	796,028,862
WEX Inc (b)	3,129	584,998
		1,476,045,993
Insurance - 0.0%
Ryan Specialty Holdings Inc Class A	21,724	959,332
TOTAL FINANCIALS		1,979,172,238
Health Care - 5.5%
Biotechnology - 1.2%
AbbVie Inc	186,016	46,678,855
Alnylam Pharmaceuticals Inc (b)	175,498	36,068,349
Amgen Inc	502,748	193,638,420
Arrowhead Pharmaceuticals Inc (b)	111,919	9,473,943
Bridgebio Pharma Inc (b)	210,278	16,841,165
Caris Life Sciences Inc (b)	145,639	2,282,163
Exelixis Inc (b)	83,751	4,441,316
Halozyme Therapeutics Inc (b)	154,647	12,764,563
Insmed Inc (b)	282,435	27,848,091
Ionis Pharmaceuticals Inc (b)	204,292	10,576,197
Madrigal Pharmaceuticals Inc (b)	23,576	11,017,536
Natera Inc (b)	179,793	48,141,374
Neurocrine Biosciences Inc (b)	112,172	18,710,290
Revolution Medicines Inc (b)	251,879	47,234,869
Summit Therapeutics Inc (b)	177,830	2,315,347
Viking Therapeutics Inc (b)	9,998	317,336
		488,349,814
Health Care Equipment & Supplies - 0.7%
Dexcom Inc (b)	505,102	42,150,762
IDEXX Laboratories Inc (b)	87,437	48,883,404
Insulet Corp (b)	91,095	15,062,558
Intuitive Surgical Inc (b)	464,159	164,001,299
Penumbra Inc (b)	50,130	16,101,255
		286,199,278
Health Care Providers & Services - 0.6%
Cardinal Health Inc	141,139	32,466,204
Cencora Inc	245,865	76,547,609
Centene Corp (b)	52,215	3,248,817
DaVita Inc (b)	2,255	541,403
Guardant Health Inc (b)	148,843	24,111,078
McKesson Corp	151,394	129,622,029
		266,537,140
Life Sciences Tools & Services - 0.0%
Medpace Holdings Inc (b)	30,374	17,529,139
Tempus AI Inc Class A (b)(c)	141,511	6,208,087
		23,737,226
Pharmaceuticals - 3.0%
Axsome Therapeutics Inc (b)	56,777	12,376,818
Corcept Therapeutics Inc (b)	124,838	14,292,703
Eli Lilly & Co	1,051,231	1,207,696,222
Zoetis Inc Class A	436,266	33,718,999
		1,268,084,742
TOTAL HEALTH CARE		2,332,908,200
Industrials - 8.4%
Aerospace & Defense - 3.0%
ATI Inc (b)	178,197	33,401,246
Axon Enterprise Inc (b)	101,728	53,687,969
Boeing Co (b)	648,051	140,069,743
BWX Technologies Inc	114,197	19,265,034
Carpenter Technology Corp	63,544	33,021,275
Curtiss-Wright Corp	24,757	17,924,068
FTAI Aviation Ltd	133,550	27,511,300
GE Aerospace	1,360,017	489,701,322
HEICO Corp	56,100	19,991,796
HEICO Corp Class A	99,238	25,531,953
Hexcel Corp	17,202	1,770,946
Howmet Aerospace Inc	524,155	147,947,990
Karman Holdings Inc (b)	90,055	4,336,148
Kratos Defense & Security Solutions Inc (b)	16,619	774,445
Lockheed Martin Corp	267,466	155,863,137
Rocket Lab Corp (b)	707,206	45,933,030
TransDigm Group Inc	37,109	46,548,787
Woodward Inc	78,136	28,187,562
		1,291,467,751
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	142,866	21,105,594
Building Products - 0.4%
AAON Inc	89,701	7,988,771
Armstrong World Industries Inc	14,433	2,520,868
Carlisle Cos Inc	5,339	1,921,613
Johnson Controls International plc	51,617	7,570,149
Lennox International Inc	12,194	5,071,241
Modine Manufacturing Co (b)	68,433	13,759,139
Trane Technologies PLC	290,892	132,341,315
		171,173,096
Commercial Services & Supplies - 0.3%
Cintas Corp	448,992	91,877,234
Clean Harbors Inc (b)	12,565	3,931,337
Rollins Inc	391,289	14,857,243
Waste Management Inc	131,935	29,889,874
		140,555,688
Construction & Engineering - 0.8%
Comfort Systems USA Inc	45,886	79,368,555
Dycom Industries Inc (b)	15,588	6,251,879
EMCOR Group Inc	58,214	46,421,590
Everus Construction Group Inc (b)	57,792	7,248,851
IES Holdings Inc (b)	11,464	8,535,407
MasTec Inc (b)	81,635	21,478,169
Primoris Services Corp	3,729	314,764
Quanta Services Inc	196,537	131,160,932
Solv Energy Inc Class A	50,920	1,447,656
Sterling Infrastructure Inc (b)	39,569	23,613,592
		325,841,395
Electrical Equipment - 1.6%
Bloom Energy Corp Class A (b)	353,402	72,733,666
Eaton Corp PLC	79,083	32,835,262
Forgent Power Solutions Inc Class A	218,282	7,262,242
GE Vernova Inc	354,294	350,853,806
nVent Electric PLC	86,317	13,278,144
Powell Industries Inc	38,036	7,937,352
Rockwell Automation Inc	121,781	58,464,622
Vertiv Holdings Co Class A	505,153	122,029,810
Vicor Corp (b)	32,441	6,727,290
		672,122,194
Ground Transportation - 0.2%
Avis Budget Group Inc (b)(c)	7,002	962,355
Landstar System Inc	14,443	2,524,203
Lyft Inc Class A (b)	69,006	1,094,435
Old Dominion Freight Line Inc	50,946	10,807,684
U-Haul Holding Co (b)	349	24,747
U-Haul Holding Co Class N	7,053	441,377
Uber Technologies Inc (b)	254,325	17,894,307
Union Pacific Corp	52,883	15,448,711
XPO Inc (b)	150,030	30,151,530
		79,349,349
Industrial Conglomerates - 0.0%
3M Co	95,834	16,893,618
Machinery - 1.4%
Allison Transmission Holdings Inc	15,864	1,817,063
Caterpillar Inc	598,114	487,349,268
Cummins Inc	82,425	52,273,935
Illinois Tool Works Inc	110,091	31,590,612
Lincoln Electric Holdings Inc	16,546	4,323,635
RBC Bearings Inc (b)	7,257	4,000,857
		581,355,370
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)(c)	21,907	1,039,487
American Airlines Group Inc (b)	859,056	13,117,785
Delta Air Lines Inc	52,848	4,621,029
Southwest Airlines Co	54,852	2,466,694
United Airlines Holdings Inc (b)	25,238	3,062,127
		24,307,122
Professional Services - 0.2%
Automatic Data Processing Inc	194,038	51,703,365
Booz Allen Hamilton Holding Corp Class A	35,274	2,459,303
ExlService Holdings Inc (b)	30,059	1,019,902
Paylocity Holding Corp (b)	3,974	547,995
Planet Labs PBC Class A (b)(c)	367,318	7,522,673
UL Solutions Inc Class A	35,020	3,209,233
		66,462,471
Trading Companies & Distributors - 0.4%
Fastenal Co	1,236,767	59,006,154
Ferguson Enterprises Inc	12,682	2,971,773
United Rentals Inc	18,920	20,419,599
WW Grainger Inc	49,120	67,894,646
		150,292,172
TOTAL INDUSTRIALS		3,540,925,820
Information Technology - 53.7%
Communications Equipment - 1.0%
Applied Optoelectronics Inc (b)	101,585	9,581,497
Arista Networks Inc (b)	1,375,066	247,993,153
Ciena Corp (b)	185,278	69,859,070
Lumentum Holdings Inc (b)	93,557	66,794,085
Motorola Solutions Inc	82,924	36,134,133
Ubiquiti Inc (c)	5,581	3,105,938
Viavi Solutions Inc (b)	304,452	11,249,501
		444,717,377
Electronic Equipment, Instruments & Components - 1.3%
Advanced Energy Industries Inc	47,070	13,627,706
Amphenol Corp Class A	1,614,970	259,525,679
Coherent Corp (b)	48,493	12,748,325
Corning Inc	1,041,038	143,923,504
Jabil Inc	137,279	43,249,749
Keysight Technologies Inc (b)	128,212	40,909,885
Sanmina Corp (b)	21,600	4,008,096
TTM Technologies Inc (b)	115,698	13,356,177
		531,349,121
IT Services - 0.8%
Cloudflare Inc Class A (b)	416,104	116,084,694
CoreWeave Inc Class A (b)(c)	457,970	32,868,507
DigitalOcean Holdings Inc (b)	106,740	12,541,950
Gartner Inc (b)	85,885	12,970,353
GoDaddy Inc Class A (b)	173,459	14,351,998
Kyndryl Holdings Inc (b)	16,543	224,157
MongoDB Inc Class A (b)	93,437	31,533,119
Snowflake Inc (b)	440,997	129,335,600
Twilio Inc Class A (b)	28,841	5,691,771
		355,602,149
Semiconductors & Semiconductor Equipment - 31.1%
Advanced Micro Devices Inc (b)	2,141,781	1,019,809,023
Analog Devices Inc	45,568	16,742,139
Applied Materials Inc	1,043,856	529,934,376
Astera Labs Inc (b)	201,581	62,738,055
Broadcom Inc	6,125,564	2,384,559,554
Credo Technology Group Holding Ltd (b)	216,898	44,895,717
Entegris Inc	28,253	3,363,520
First Solar Inc (b)	6,856	1,446,821
FormFactor Inc (b)	102,146	10,847,905
KLA Corp	1,722,362	314,882,221
Lam Research Corp	1,645,600	482,193,712
Lattice Semiconductor Corp (b)	179,328	22,285,091
MACOM Technology Solutions Holdings Inc (b)	88,100	22,151,864
Marvell Technology Inc	1,148,536	215,419,412
Microchip Technology Inc	699,300	51,950,997
Micron Technology Inc	1,484,272	1,221,600,384
MKS Inc	7,589	2,257,348
Monolithic Power Systems Inc	62,252	88,773,220
NVIDIA Corp	30,716,084	6,166,253,863
ON Semiconductor Corp (b)	27,084	2,210,324
Onto Innovation Inc (b)	12,683	3,279,570
Rambus Inc (b)	141,539	12,884,295
Semtech Corp (b)	122,022	14,376,632
SiTime Corp (b)	29,258	15,658,882
Teradyne Inc	206,213	75,822,458
Texas Instruments Inc	1,197,368	330,162,252
		13,116,499,635
Software - 10.7%
Adobe Inc (b)	370,607	92,803,699
Appfolio Inc Class A (b)	30,042	5,413,268
AppLovin Corp Class A (b)	315,995	125,102,421
Atlassian Corp Class A (b)	222,302	22,455,837
Autodesk Inc (b)	277,992	65,105,726
Bentley Systems Inc Class B	43,382	1,537,458
Cadence Design Systems Inc (b)	363,113	123,465,682
Crowdstrike Holdings Inc Class A (b)	1,321,634	252,247,065
Datadog Inc Class A (b)	432,493	115,895,149
Docusign Inc (b)	15,999	877,225
Dynatrace Inc (b)	68,869	3,052,274
Elastic NV (b)	61,188	4,025,559
Fair Isaac Corp (b)	24,423	27,426,296
Fortinet Inc (b)	798,073	129,247,922
Gen Digital Inc	66,314	1,820,319
Guidewire Software Inc (b)	58,288	8,856,279
HubSpot Inc (b)	57,764	13,710,863
Intuit Inc	112,217	35,468,427
Klaviyo Inc Class A (b)	41,230	735,543
Manhattan Associates Inc (b)	76,987	14,732,232
Microsoft Corp	4,891,265	2,273,068,672
Oracle Corp	2,256,754	293,084,642
Palantir Technologies Inc Class A (b)	2,923,941	359,820,179
Palo Alto Networks Inc (b)	1,061,784	352,331,785
Pegasystems Inc	34,419	1,051,500
Procore Technologies Inc (b)	160,558	8,793,762
RingCentral Inc Class A	10,095	561,484
Rubrik Inc Class A (b)	137,384	9,941,106
Samsara Inc Class A (b)	452,505	16,864,861
SentinelOne Inc Class A (b)	289,262	5,513,334
ServiceNow Inc (b)	1,351,316	150,306,879
Terawulf Inc (b)(c)	475,939	8,405,083
Workday Inc Class A (b)	20,400	3,270,936
Zscaler Inc (b)	137,545	20,796,804
		4,547,790,271
Technology Hardware, Storage & Peripherals - 8.8%
Apple Inc	10,313,652	3,185,990,239
Dell Technologies Inc Class C	46,834	18,985,099
Everpure Inc Class A (b)	354,281	27,339,865
NetApp Inc	91,791	16,384,694
Sandisk Corp (b)	191,580	232,737,131
Super Micro Computer Inc (b)(c)	68,837	1,954,971
Western Digital Corp	445,072	242,493,028
		3,725,885,027
TOTAL INFORMATION TECHNOLOGY		22,721,843,580
Materials - 0.1%
Chemicals - 0.1%
Sherwin-Williams Co/The	80,409	27,407,408
Solstice Advanced Materials Inc	209,504	12,605,855
		40,013,263
Metals & Mining - 0.0%
Aura Minerals Inc (c)	53,447	2,916,603
Hecla Mining Co	44,801	632,589
Steel Dynamics Inc	14,622	3,673,924
		7,223,116
TOTAL MATERIALS		47,236,379
Real Estate - 0.4%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	36,335	5,334,341
CoStar Group Inc (b)	56,830	1,634,431
Jones Lang LaSalle Inc (b)	3,139	1,114,439
		8,083,211
Retail REITs - 0.2%
Simon Property Group Inc	420,834	96,526,695
Specialized REITs - 0.2%
American Tower Corp	397,164	68,852,351
Lamar Advertising Co Class A	25,148	4,022,674
Public Storage	23,633	7,661,110
		80,536,135
TOTAL REAL ESTATE		185,146,041
Utilities - 0.3%
Electric Utilities - 0.1%
Constellation Energy Corp	28,177	7,403,506
NRG Energy Inc	267,860	35,970,919
		43,374,425
Independent Power and Renewable Electricity Producers - 0.2%
Talen Energy Corp (b)	41,508	13,867,823
Vistra Corp	442,910	65,634,833
		79,502,656
TOTAL UTILITIES		122,877,081
TOTAL UNITED STATES		41,997,528,929
TOTAL COMMON STOCKS (Cost $25,578,586,584)		42,262,654,037

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $3,861,347)	3.64	3,866,000	3,862,129

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	65,585,281	65,598,398
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	29,341,799	29,344,733
TOTAL MONEY MARKET FUNDS (Cost $94,941,264)			94,943,131

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,677,389,195)	42,361,459,297
NET OTHER ASSETS (LIABILITIES) - 0.0% (d)	(2,955,914)
NET ASSETS - 100.0%	42,358,503,383

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	108	9/2026	61,353,180	(1,299,186)
CME E-Mini S&P 500 Index Contracts (United States)	52	9/2026	19,550,050	122,146
TOTAL LONG				(1,177,040)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $1,135,644 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,862,129.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $136,949,687.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	73,021,306	1,436,141,464	1,443,570,029	753,020	3,790	1,867	65,598,398	65,585,281
Fidelity Securities Lending Cash Central Fund	79,464,784	197,717,210	247,837,261	185,401	-	-	29,344,733	29,341,799
	152,486,090	1,633,858,674	1,691,407,290	938,421	3,790	1,867	94,943,131

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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